Schedule I - Condensed Financial Information Of Registrant Schedule I - Condensed Financial Information Of Registrant (Derivative Instruments and Hedging Activities) (Details) MWh in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) MWh	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of Interest Rate Swaps	3
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	$ (27,779,000)	$ (19,750,000)	$ 0
Accumulated Other Comprehensive Income (Loss), Net of Tax	(43,420,000)	(19,750,000)	0	$ 0
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(27,779,000)	(19,750,000)	0
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent	4,109,000	0	0
Collateral in a broker margin account which offsets our loss positions on the interest rate hedges.	6,100,000
Collateral in a broker margin account which offsets our loss positions on the interest rate hedges.	6,100,000
Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(43,420,000)	(19,750,000)	0
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ (5,375)
Maximum Length of Time Hedged in Cash Flow Hedge	45 months
Not Designated as Hedging Instrument [Member] | FTR [Member]
Purchase of Units Derivative Instruments Financial Transmission Rights | MWh	3,168
Sale of Units Derivative Instruments Financial Transmission Rights | MWh	0
Derivative, Nonmonetary Notional Amount, Purchase (Sales), Net | MWh	3,168
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Purchase of Derivative Instruments Interest Rate Swap	$ 400,000,000
Sale of Derivative Instruments Interest Rate Swap	0
Derivative, Notional Amount, Purchase (Sales), Net	400,000,000
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Derivative Liability, Current
Derivative Liability, Fair Value, Gross Liability	0	26,560,000,000
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Other Current Assets [Member]
Derivative Liability, Fair Value, Gross Liability	$ 63,215,000,000	0
Parent Company [Member]
Number of Interest Rate Swaps	3
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	$ (27,779,000)	(19,750,000)	0
Accumulated Other Comprehensive Income (Loss), Net of Tax	(43,420,000)	(19,750,000)	0	$ 0
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(27,779,000)	(19,750,000)	0
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent	4,109,000	0	0
Collateral in a broker margin account which offsets our loss positions on the interest rate hedges.	6,100,000
Collateral in a broker margin account which offsets our loss positions on the interest rate hedges.	6,100,000
Parent Company [Member] | Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(43,420,000)	(19,750,000)	$ 0
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ (5,375)
Maximum Length of Time Hedged in Cash Flow Hedge	45 months
Parent Company [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Purchase of Derivative Instruments Interest Rate Swap	$ 400,000,000
Sale of Derivative Instruments Interest Rate Swap	0
Derivative, Notional Amount, Purchase (Sales), Net	400,000,000
Parent Company [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Derivative Liability, Current
Derivative Liability, Fair Value, Gross Liability	0	26,560,000,000
Parent Company [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Other Current Assets [Member]
Derivative Liability, Fair Value, Gross Liability	$ 63,215,000,000	$ 0